As Filed with the Securities and Exchange Commission on August 29, 2001.

                                                                File # 333-66276

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                    /X/

                           PRE-EFFECTIVE AMENDMENT # 1

                                    TIP FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                    TIP Funds
                          c/o The CT Corporation System
                                 2 Oliver Street
                           Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)

                                 (610) 251-0268
              (Registrant's Telephone Number, including Area Code)

                                 STEPHEN KNEELEY
                        TURNER INVESTMENT PARTNERS, INC.
                          1235 WESTLAKES DR., SUITE 350
                         BERWYN, PENNSYLVANIA 19312-2414
                                   Copies to:
    JAMES W. JENNINGS, ESQUIRE                   MONICA L. PARRY, ESQUIRE
    MORGAN, LEWIS & BOCKIUS LLP                 MORGAN, LEWIS & BOCKIUS LLP
        1701 MARKET STREET                           1800 M STREET, NW
    PHILADELPHIA, PENNSYLVANIA                     WASHINGTON, DC 20036

    JOHN H. GRADY, JR., ESQUIRE                   JULIE ALLECTA, ESQUIRE
 TURNER INVESTMENT PARTNERS, INC.          PAUL, HASTINGS, JANOFSKY & WALKER LLP
   1235 WESTLAKES DR., SUITE 350             345 CALIFORNIA STREET, 29TH FLOOR
  BERWYN, PENNSYLVANIA 19312-2414             SAN FRANCISCO, CALIFORNIA 94104

                     (Name and Address of Agent for Service)

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

This Pre-Effective Amendment # 1 to the Registrant's Registration Statement on Form N-14 (File # 333-66276) is being filed solely for the purpose of adding a delaying amendment pursuant to Rule 473 of the Securities Act of 1933. The cross reference sheet, Part A and Part B filed on Form N-14 on July 30, 2001 [Accession # 0001135428-01-500133] have not been amended.

                                     PART C

                                OTHER INFORMATION


Item 15. INDEMNIFICATION.

     Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16. Exhibits

          (1)(a) Agreement and Declaration of Trust of the Registrant, dated January 26, 1996 is incorporated herein by reference to
                    Exhibit 1 of the Registrant's Registration Statement on Form N-1A as filed on February 1, 1996.

          (1)(b) Certificate of Amendment of Agreement and Declaration of Trust dated March 28, 1997, is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A as filed on April 10, 1997.

          (2) By-Laws are incorporated herein by reference to Exhibit 2 of the Registrant's Registration Statement on Form N-1A as filed on February 1, 1996.

          (3)       Inapplicable.

          (4) Form of Reorganization Agreement is incorporated herein by reference to Registrant's Registration Statement filed on Form N-14 on July 30, 2001

          (5)       Inapplicable.

          (6)(a) Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc., is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

          (6)(b) Investment Advisory Agreement between the Registrant and Clover Capital Management, Inc., is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A as filed on October 15, 1997.

          (6)(c) Investment Advisory Agreement between the Registrant and Penn Capital Management Company, Inc., is incorporated herein by reference to Exhibit d(3) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

          (6)(d) Investment Advisory Agreement between Registrant and Turner Investment Partners, Inc., is incorporated herein by reference to Exhibit d(4) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

          (6)(e) Investment Sub-Advisory Agreement between Turner Investment Partners, Inc., and Clover Capital Management, Inc., is incorporated herein by reference to Exhibit d(5) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

          (6)(f) Investment Sub-Advisory Agreement between Turner Investment Partners, Inc. and Penn Capital Management, Inc., is incorporated herein by reference to Exhibit d(6) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

          (6)(g) Form of Investment Sub-Advisory Agreement between Turner Investment Partners, Inc. and Chartwell Investment Partners, is incorporated herein by reference to Exhibit d(7) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A as filed on March 31, 1999.

          (6)(h) Amended Schedule to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, is incorporated herein by reference to exhibit d(8) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A as filed on July 11, 2001.

          (7)(a) Distribution Agreement between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company), is incorporated herein by reference to
                    Exhibit 6(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

          (7)(b) Distribution Agreement between the Registrant and CCM Securities Inc., is incorporated herein by reference to
                    Exhibit 6(b) of the Registrant's Registration Statement on Form N-1A as filed on January 23, 1998.

          (8)       Inapplicable.

          (9) Custodian Agreement between the Registrant and CoreStates Bank, N.A., is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

          (10)(a) Registrant's Rule 12b-1 Plan, is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A as filed on July 11, 2001.

          (10)(b) Registrant's Rule 18f-3 Plan, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A as filed on July 11, 2001.

          (11) Form of Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable is incorporated herein by reference to Registrant's Registration Statement filed on Form N-14 on July 30, 2001.

          (12) Form of Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences is incorporated herein by reference to Registrant's Registration Statement filed on Form N-14 on July 30, 2001

          (13)(a) Administration Agreement between the Registrant and SEI Investments Management Corporation (formerly, SEI Financial Management Corporation), is incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

          (13)(b) Administration Agreement between the Registrant and SEI Investments Management Corporation (formerly, SEI Financial Management Corporation), is incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

          (13)(c) Transfer Agency Agreement between the Registrant and DST Systems, Inc. is incorporated herein by reference to Exhibit 9(b) of the Registrants Registration Statement on Form N-1A as filed on January 23, 1998.

          (13)(d) Amended Schedule to the Administration Agreement between the Registrant and SEI Investment Management Corporation (formerly SEI Financial Management Corporation), is incorporated herein by reference to Exhibit h(3) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A as filed on March 31, 1999.

          (14)(a) Consent of Independent Auditors, Tait, Weller & Baker, was filed on July 30, 2001.

          (14)(b) Consent of Independent Auditors, Ernst & Young LLP, was filed on July 30, 2001.

          (15)      Inapplicable.

          (16)      Inapplicable.

          (17)(a) Prospectus for Turner Funds Turner Future Financial Services Fund dated January 31, 2001 as revised May 1, 2001 is incorporated herein by reference to the Turner Funds 497(e) filed on June 1, 2001 [SEC Accession Number
                    0001135428-01-500054].

          (17)(b) Statement of Additional Information for Turner Funds Turner Future Financial Services Fund dated May 1, 2001 is incorporated herein by reference to the Turner Funds 497(e) filed on June 1, 2001 [SEC Accession Number
                    0001135428-01-500054].

          (17)(c) Audited Financial Statements dated September 30, 2000 for the Turner Future Financial Services Fund, formerly the Penn Capital Select Financial Services Fund, are incorporated herein by reference to the Form N-30D filed on November 28, 2000 [SEC Accession Number 0000935609-00-000626].

          (17)(d) Semi-Annual Unaudited Financial Statements dated March 31, 2001 for the Turner Funds Turner Future Financial Services Fund are incorporated herein by reference to the Form N-30D filed on June 1, 2001 [SEC Accession Number
                    0001135428-01-500053].


Item 17. UNDERTAKINGS.

     The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933 this Registration Statement has been signed on behalf of the Registrant in the city of Oaks, Commonwealth of Pennsylvania on the 28th of August, 2001.

                                            TURNER FUNDS
                                            Registrant


                                            By: /s/ Stephen J. Kneeley
                                                ------------------------
                                                Stephen J. Kneeley
                                                President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity on the dates indicated.


     *                                Trustee                    August 28, 2001
------------------------------
Robert E. Turner

     *                                Trustee                    August 28, 2001
------------------------------
Janet F. Sansone

     *                                Trustee                    August 28, 2001
------------------------------
Alfred C. Salvato

     *                                Trustee                    August 28, 2001
------------------------------
John T. Wholihan

/s/ Stephen J. Kneeley                President and Chief        August 28, 2001
------------------------------        Executive Officer
Stephen J. Kneeley

/s/ Peter Golden                      Controller and Chief       August 28, 2001
------------------------------        Financial Officer
Peter Golden

By:  Stephen J. Kneeley                                          August 28, 2001
     -------------------------
     Stephen J. Kneeley
     Attorney-in-Fact

                                  Exhibit Index

          (1)(a) Agreement and Declaration of Trust of the Registrant, dated January 26, 1996 is incorporated herein by reference to
                    Exhibit 1 of the Registrant's Registration Statement on Form N-1A as filed on February 1, 1996.

          (1)(b) Certificate of Amendment of Agreement and Declaration of Trust dated March 28, 1997, is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A as filed on April 10, 1997.

          (2) By-Laws are incorporated herein by reference to Exhibit 2 of the Registrant's Registration Statement on Form N-1A as filed on February 1, 1996.

          (3)       Inapplicable.

          (4) Form of Reorganization Agreement is incorporated herein by reference to Registrant's Registration Statement filed on Form N-14 on July 30, 2001

          (5)       Inapplicable.

          (6)(a) Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc., is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

          (6)(b) Investment Advisory Agreement between the Registrant and Clover Capital Management, Inc., is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A as filed on October 15, 1997.

          (6)(c) Investment Advisory Agreement between the Registrant and Penn Capital Management Company, Inc., is incorporated herein by reference to Exhibit d(3) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

          (6)(d) Investment Advisory Agreement between Registrant and Turner Investment Partners, Inc., is incorporated herein by reference to Exhibit d(4) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

          (6)(e) Investment Sub-Advisory Agreement between Turner Investment Partners, Inc., and Clover Capital Management, Inc., is incorporated herein by reference to Exhibit d(5) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

          (6)(f) Investment Sub-Advisory Agreement between Turner Investment Partners, Inc. and Penn Capital Management, Inc., is incorporated herein by reference to Exhibit d(6) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

          (6)(g) Form of Investment Sub-Advisory Agreement between Turner Investment Partners, Inc. and Chartwell Investment Partners, is incorporated herein by reference to Exhibit d(7) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A as filed on March 31, 1999.

          (6)(h) Amended Schedule to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, is incorporated herein by reference to exhibit d(8) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A as filed on July 11, 2001.

          (7)(a) Distribution Agreement between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company), is incorporated herein by reference to
                    Exhibit 6(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

          (7)(b) Distribution Agreement between the Registrant and CCM Securities Inc., is incorporated herein by reference to
                    Exhibit 6(b) of the Registrant's Registration Statement on Form N-1A as filed on January 23, 1998.

          (8)       Inapplicable.

          (9) Custodian Agreement between the Registrant and CoreStates Bank, N.A., is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

          (10)(a) Registrant's Rule 12b-1 Plan, is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A as filed on July 11, 2001.

          (10)(b) Registrant's Rule 18f-3 Plan, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A as filed on July 11, 2001.

          (11) Form of Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable is incorporated herein by reference to Registrant's Registration Statement filed on Form N-14 on July 30, 2001.

          (12) Form of Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences is incorporated herein by reference to Registrant's Registration Statement filed on Form N-14 on July 30, 2001

          (13)(a) Administration Agreement between the Registrant and SEI Investments Management Corporation (formerly, SEI Financial Management Corporation), is incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

          (13)(b) Administration Agreement between the Registrant and SEI Investments Management Corporation (formerly, SEI Financial Management Corporation), is incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

          (13)(c) Transfer Agency Agreement between the Registrant and DST Systems, Inc. is incorporated herein by reference to Exhibit 9(b) of the Registrants Registration Statement on Form N-1A as filed on January 23, 1998.

          (13)(d) Amended Schedule to the Administration Agreement between the Registrant and SEI Investment Management Corporation (formerly SEI Financial Management Corporation), is incorporated herein by reference to Exhibit h(3) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A as filed on March 31, 1999.

          (14)(a) Consent of Independent Auditors, Tait, Weller & Baker, was filed on July 30, 2001.

          (14)(b) Consent of Independent Auditors, Ernst & Young LLP, was filed on July 30, 2001.

          (15)      Inapplicable.

          (16)      Inapplicable.

          (17)(a) Prospectus for Turner Funds Turner Future Financial Services Fund dated January 31, 2001 as revised May 1, 2001 is incorporated herein by reference to the Turner Funds 497(e) filed on June 1, 2001 [SEC Accession Number
                    0001135428-01-500054].

          (17)(b) Statement of Additional Information for Turner Funds Turner Future Financial Services Fund dated May 1, 2001 is incorporated herein by reference to the Turner Funds 497(e) filed on June 1, 2001 [SEC Accession Number
                    0001135428-01-500054].

          (17)(c) Audited Financial Statements dated September 30, 2000 for the Turner Future Financial Services Fund, formerly the Penn Capital Select Financial Services Fund, are incorporated herein by reference to the Form N-30D filed on November 28, 2000 [SEC Accession Number 0000935609-00-000626].

          (17)(d) Semi-Annual Unaudited Financial Statements dated March 31, 2001 for the Turner Funds Turner Future Financial Services Fund are incorporated herein by reference to the Form N-30D filed on June 1, 2001 [SEC Accession Number
                    0001135428-01-500053].